Content Assets, Net	9 Months Ended
Sep. 30, 2024
Content Assets, Net [Abstract]
CONTENT ASSETS, NET

8. CONTENT ASSETS, NET

Content assets were comprised current content assets and noncurrent content assets. The useful lives of current content assets were below 12 months, while the useful lives of non-current content assets were ranged between 18 months and 36 months.

Current content assets was comprise of the following:

	September 30,	December 31,
	2024	2023
Produced contents		-
- in development and production	$724,300	-
- released	2,458,600	-
Copyrights	1,349,400	-
	4,532,300	-
Less: accumulated amortization	(2,069,000)	-
Total	$2,463,300	$-

Non current content assets was comprise of the following:

	September 30,	December 31,
	2024	2023
Software	$581,000	$-
Copyrights	304,100	-
	885,100	-
Less: accumulated amortization	(525,800)	-
Total	$359,300	$-

The following is a schedule, by fiscal years, of amortization amount of content asset as of September 30, 2024:

For the three months ending December 31, 2024	$175,600
For the year ending December 31, 2025	144,900
For the year ending December 31, 2026	38,800
Total	$359,300

For the three and nine months ended September 30, 2024, the Company recorded amortization expenses of $1,351,300 and $2,590,900, respectively, on intangible assets other than produced contents in development and production. In addition, for the three and nine months ended September 30, 2024, the Company provided impairment of $3,000 and $3,000, respectively, on production contents in development and production, as our customers defaulted in acceptance of the products.   The Company did not record amortization expenses for the three and nine months ended September 30, 2023. The following is a schedule, by fiscal years, of amortization amount of content asset as of September 30, 2024: